Dodie Kent
                                                              Vice President and
                                                       Associate General Counsel
                                                                  (212) 314-3970
                                                                   Fax: 314-3959
[AXA EQUITABLE LOGO]

                                                               September 9, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: Separate Account No. 49 of AXA Equitable Life Insurance Company (the "Account") (Registration Nos. 333-05593 and 811-07659; 333-31131
          and 811-07659; 333-64749 and 811-07659; and 333-79379 and 811-07659;
          333-96177 and 811-07659; 333-60730 and 811-07659; 333-127445 and
          811-07659; 333-137206 and 811-07659; 333-142414 and 811-07659)
          (Accumulator, Accumulator Select, Accumulator Plus, Accumulator Express, Accumulator Advisor, Accumulator Elite, AXA Equitable Retirement Income for Life, Stylus, and Emblem, respectively)

Commissioners:

     AXA Equitable, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2009, for the following underlying mutual funds ("Funds") in which Registrant invests:

  o  AXA Premier VIP Trust underlying funds:
     AXA Aggressive Allocation;
     AXA Conservative Allocation;
     AXA Conservative-Plus Allocation;
     AXA Moderate Allocation;
     AXA Moderate-Plus Allocation;
     Multimanager Aggressive Equity;
     Multimanager Core Bond;
     Multimanager Health Care;
     Multimanager International Equity;
     Multimanager Large Cap Core Equity;
     Multimanager Large Cap Growth;
     Multimanager Large Cap Value;
     Multimanager Mid Cap Growth;
     Multimanager Multi-Sector Bond;
     Multimanager Mid Cap Value;
     Multimanager Small Cap Growth;
     Multimanager Small Cap Value;
     Multimanager Technology.

  o  EQ Advisors Trust underlying funds:
     AXA Balanced Strategy;
     AXA Conservative Growth Strategy;
     AXA Conservative Strategy;
     AXA Growth Strategy;
     AXA Moderate Growth Strategy;
     EQ/AllianceBernstein International;
     EQ/AllianceBernstein Small Cap Growth;
     EQ/Ariel Appreciation II;
     EQ/AXA Franklin Income Core;
     EQ/AXA Franklin Small Cap Value Core;
     EQ/AXA Franklin Templeton Founding Strategy Core;
     EQ/AXA Mutual Shares Core;
     EQ/AXA Rosenberg Value Long/Short Equity;
     EQ/AXA Templeton Growth Core;
     EQ/BlackRock Basic Value Equity;
     EQ/BlackRock International Value;
     EQ/Boston Advisors Equity Income;
     EQ/Calvert Socially Responsible;
     EQ/Capital Guardian Growth;
     EQ/Capital Guardian Research;
     EQ/Caywood-Scholl High Yield Bond;
     EQ/Common Stock Index;
     EQ/Common Stock Index II;
     EQ/Core Bond Index;
     EQ/Davis New York Venture;
     EQ/Equity 500 Index;
     EQ/Evergreen Omega;
     EQ/Focus PLUS;
     EQ/GAMCO Mergers and Acquisitions;
     EQ/GAMCO Small Company Value;
     EQ/Global Bond PLUS;
     EQ/Global Multi-Sector Equity;
     EQ/Intermediate Government Bond Index;
     EQ/International Core PLUS;
     EQ/International Growth;
     EQ/JPMorgan Value Opportunities;
     EQ/Large Cap Core PLUS;
     EQ/Large Cap Growth Index;
     EQ/Large Cap Growth PLUS;
     EQ/Large Cap Value Index;
     EQ/Large Cap Value PLUS;
     EQ/Long Term Bond;
     EQ/Lord Abbett Growth and Income;
     EQ/Lord Abbett Large Cap Core;
     EQ/Lord Abbett Mid Cap Value;
     EQ/Mid Cap Index;
     EQ/Mid Cap Value PLUS;
     EQ/Money Market;
     EQ/Montag & Caldwell Growth;
     EQ/Oppenheimer Global;
     EQ/PIMCO Ultra Short Bond;
     EQ/Quality Bond PLUS;
     EQ/Short Duration Bond;
     EQ/Small Company Index;
     EQ/Small Company Index II;
     EQ/T. Rowe Price Growth Stock;
     EQ/UBS Growth and Income;
     EQ/Van Kampen Comstock;
     EQ/Van Kampen Mid Cap Growth;
     EQ/Van Kampen Real Estate.

     Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

     AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

     Please direct any question or comment to the undersigned.




                                                     Very truly yours,

                                                     /s/Dodie Kent
                                                     -------------
                                                        Dodie Kent


                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104